Related Party Transactions (Details 2) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total associates and joint ventures	$ 8,120	$ 4,071
Total parent company	(1,142)	(2,275)
Total subsidiaries of parent company	(252)	(323)
Total directors and others	7,857	216
Total at the end of the year	14,583	1,689
Borrowings total amount	366,754	401,033	$ 598,579
Other PPE [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Total others	(119)	(117)
Leases and/or rights of use receivables	(47)	(33)
Trade And Other Receivables [Member]
Statement [Line Items]
Total at the end of the year	28,257	29,012
Trade And Other Receivables [Member] | Other PPE [Member]
Statement [Line Items]
Total others	31	10
Reimbursement of expenses receivables	58	93
Trade And Other Receivables [Member] | Galerias Pacifico [Member]
Statement [Line Items]
Total others	3	0
Borrowings total amount	3,249	5,833
New Lipstick [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Reimbursement of expenses receivables	221	230
Other Associates And Joint Ventures [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Leases and/or rights of use receivables	0	45
Reimbursement of expenses receivables	0	4
Loans granted	11	0
Loans obtained	(522)	(321)
Irrevocable contributions pending subscription	0	167
Management fees	29	100
NCN	0	(497)
others	(21)	(260)
Others One	11	67
Share-based payments	1	4
Futuros y Opciones S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Total others	5	3
Comparaencasa Ltd [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Other investments	1,983	2,077
Loans granted	249	0
Helmir S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
NCN	(257)	(326)
Rundel Global LTD [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Other investments	1,800	2,734
Banco Hipotecario S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Dividends receivable	4,731	0
Leases and/or rights of use receivables	38	0
Sociedad Rural Argentina S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Other 1	0	1,889
Total others	(9,214)	(351)
Trade And Other Payables [Member] | Cresud [Member]
Statement [Line Items]
Total others	0	(937)
NCN	424	1,586
Share-based payments	(3)	(12)
Reimbursement of expenses receivable	558	0
Corporate services receivable	(2,121)	(2,912)
Trade And Other Payables [Member] | Directors [Member]
Statement [Line Items]
Fees for services received	(5,576)	(27,449)
Trade And Other Payables [Member] | La Rural S.A. [Member]
Statement [Line Items]
Canon	1,375	2,957
Other 1	(2)	(509)
Total others	16	7
Total trade and other receivables [Member] | Yad Levim LTD [Member]
Statement [Line Items]
Borrowings total amount	$ 17,672	$ 17,607